Risk management - Maximum exposure limits based on credit quality (Details) - Sovereign risk	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AAA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	18.00%	21.00%	18.00%
AA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	17.00%	18.00%	19.00%
A
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	43.00%	41.00%	41.00%
BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	14.00%	11.00%	12.00%
Less than BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	9.00%	9.00%	10.00%